Notes Payable (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Jun. 12, 2023	Mar. 15, 2023	May 07, 2021	Dec. 08, 2020	May 17, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 09, 2024	Jul. 02, 2023
Debt Instrument [Line Items]
Promissory note issued							$ 200,000	$ 350,000
Notes payable						34,500		34,500	34,500
Interest expense						598	88,485	260,520	846,536
Debt discounts						49,195
Debt discounts of finance costs						63,861
Notes payable								234,500	2,284,500
Stated interest expense						598	84,739	214,430	346,378
Notes payable						34,500		234,500	2,284,500
Amortized debt discounts						$ 14,666		66,090	1,286,021
Amended warrants									377,200
Four Investors [Member]
Debt Instrument [Line Items]
Debt discounts	$ 46,090
Warrant [Member]
Debt Instrument [Line Items]
Warrant price per share						$ 5.99		$ 6.83		$ 2.00	$ 6.00
Debt discounts of finance costs								$ 46,090
Hinman [Member]
Debt Instrument [Line Items]
Notes payable								200,000
Subordinated Debt [Member]
Debt Instrument [Line Items]
Monthly interest rate percentage	10.00%		10.00%
Subscriptions amount	$ 170,000		$ 1,000,000
Annual rate percentage	15.00%		15.00%
Remain unpaid percentage	5.00%		5.00%
Increasing interest rate percentage	18.00%		18.00%
Qualified subsequent financing amount	$ 2,000,000		$ 2,000,000
Net proceeds from offering	$ 150,000
Repaid amount								25,500
Expiring period	10 years		10 years
Warrant purchase shares	30,000		154,243
Debt discounts of finance costs									70,580
Warrant offering costs			15,382
Amortized discounts								46,090	26,525
Notes payable									1,000,000
Stated interest expense								168,151	149,592
Subordinated Debt [Member] | May 2021 Bridge Financing [Member]
Debt Instrument [Line Items]
Repaid amount								162,413
Subordinated Debt [Member] | Eagle Vision Ventures, Inc. [Member]
Debt Instrument [Line Items]
Net proceeds from offering			$ 890,000
Repaid amount								162,413
Debt discounts of finance costs			176,228
Gross proceeds from offering			1,000,000
Diligence fees			110,000
Loan origination costs			110,000
Subordinated Debt [Member] | Eight Investors [Member]
Debt Instrument [Line Items]
Debt discounts			$ 66,228
Subordinated Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrant price per share	$ 6.00		$ 7.10
Senior Notes [Member]
Debt Instrument [Line Items]
Monthly interest rate percentage				10.00%
Subscriptions amount				$ 1,250,000
Annual rate percentage				15.00%
Remain unpaid percentage				5.00%
Increasing interest rate percentage				18.00%
Qualified subsequent financing amount				$ 2,000,000
Warrant purchase shares				179,396
Debt discounts of finance costs									52,377
Warrant offering costs				47,811
Amortized discounts									13,136
Notes payable									1,250,000
Senior Notes [Member] | Eagle Vision Ventures, Inc. [Member]
Debt Instrument [Line Items]
Net proceeds from offering				$ 1,115,000
Repaid amount								$ 235,442
Debt discounts of finance costs				180,196
Diligence fees				135,000
Loan origination costs				135,000
Senior Notes [Member] | Five Investors [Member]
Debt Instrument [Line Items]
Debt discounts				$ 45,196
Senior Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Warrant price per share				$ 2.60
Senior Secured Notes and Subordinated Notes [Member]
Debt Instrument [Line Items]
Amortized discounts									39,661
Amortized debt discounts									$ 500,158
Loan Agreement [Member] | Hinman [Member]
Debt Instrument [Line Items]
Promissory note issued		$ 2,000
Bearing interest percentage		18.00%
Monthly interest rate percentage		1.50%
EIDL Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note issued					$ 34,500
Bearing interest percentage					3.75%
Principal and interest payment					$ 169